UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)        Included Tailored Shareholder Report

Long Pond Real Estate Select ETF

(LPRE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Long Pond Real Estate Select ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.longpondetf.com/investor-materials. You can also request this information by contacting us at 844-660-9955.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Pond Real Estate Select ETF	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$138,210,964
Number of Portfolio Holdings	26
Total Advisory Fee Paid	$461,755
Portfolio Turnover Rate	119%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Consumer Discretionary	19.7%
Real Estate	80.2%

Top 10 Holdings (% of net assets)

Table Summary
Agree Realty Corporation	9.4%
Independence Realty Trust, Inc.	7.0%
Healthpeak Properties, Inc.	6.4%
Equity LifeStyle Properties, Inc.	6.1%
UDR, Inc.	5.6%
UNITE Group PLC (The)	5.3%
AvalonBay Communities, Inc.	4.6%
Extra Space Storage, Inc.	4.6%
Mid-America Apartment Communities, Inc.	4.4%
Accor S.A.	4.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.longpondetf.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-LPRE

(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)      Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST Long Pond Real Estate Select ETF (LPRE) Semi-Annual Financials and Other Information February 28, 2026 (Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS February 28, 2026

Financial Statements (Form N-CSRS, Item 7)

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   844-660-9955

•   https://www.longpondetf.com/investor-materials

i

LONG POND REAL ESTATE SELECT ETF SCHEDULE OF INVESTMENTS (Unaudited) February 28, 2026
	Shares	Fair Value
Common Stocks — 99.9%
Consumer Discretionary — 19.7%
Accor S.A. (France)	103,332	$6,009,887
DR Horton, Inc.	9,908	1,589,144
Hilton Grand Vacations, Inc.(a)	74,316	3,341,247
Hilton Worldwide Holdings, Inc.	9,956	3,104,082
Hyatt Hotels Corporation, Class A	26,942	4,351,133
Taylor Morrison Home Corporation(a)	43,657	2,876,560
Wyndham Hotels & Resorts, Inc.	72,825	5,957,085
		27,229,138

Real Estate — 80.2%+
Agree Realty Corporation - REIT	162,222	13,055,627
American Tower Corporation, Class A - REIT	26,392	5,063,569
Americold Realty Trust, Inc. - REIT	209,482	2,804,964
AvalonBay Communities, Inc. - REIT	35,969	6,374,786
Camden Property Trust - REIT	34,269	3,712,703
CubeSmart - REIT	109,518	4,505,571
Equinix, Inc. - REIT	2,129	2,074,200
Equity LifeStyle Properties, Inc. - REIT	124,891	8,387,680
Extra Space Storage, Inc. - REIT	42,044	6,349,905
Federal Realty Investment Trust - REIT	19,513	2,122,429
Healthpeak Properties, Inc. - REIT	498,965	8,821,701
Independence Realty Trust, Inc. - REIT	584,165	9,679,614
Invitation Homes, Inc. - REIT	218,636	5,758,872
	Shares	Fair Value
Common Stocks — (continued)
Real Estate — (continued)
Mid-America Apartment Communities, Inc. - REIT	45,848	$6,137,213
Prologis, Inc. - REIT	24,161	3,444,634
SBA Communications Corporation, Class A - REIT	16,623	3,343,883
UDR, Inc. - REIT	207,691	7,788,413
UNITE Group PLC - REIT	1,079,053	7,311,679
Ventas, Inc. - REIT	47,746	4,113,795
		110,851,238
Total Common Stocks (Cost $130,365,769)		138,080,376
Total Investments — 99.9% (Cost $130,365,769)		138,080,376
Other Assets in Excess of Liabilities — 0.1%		130,588
Total Net Assets — 100.0%		$138,210,964

PLC    -  Public Limited Company

REIT   -  Real Estate Investment Trust

S.A.    -  Société Anonyme

(a)    Non-income producing security.

+   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

LONG POND REAL ESTATE SELECT ETF SUMMARY OF INVESTMENTS (Unaudited) February 28, 2026
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Real Estate	80.2%
Consumer Discretionary	19.7%
Total Common Stocks	99.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES (Unaudited) February 28, 2026
Long Pond Real Estate Select ETF
Assets
Investments, at value	$138,080,376
Foreign currency (Cost – $126)	126
Cash	2,351,910
Receivable for fund shares sold	851,425
Receivable for investments sold	353,048
Dividend and interest receivable	55,339
Total Assets	141,692,224

Liabilities
Payable for investments purchased	3,377,834
Advisory fee payable	103,426
Total Liabilities	3,481,260
Net Assets	$138,210,964

Net Assets consist of:
Paid-in capital	$127,609,971
Accumulated earnings	10,600,993
Net Assets	$138,210,964

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,870,000
Net Asset Value, Offering and Redemption Price Per Share	$28.38
Investments, at cost	$130,365,769

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS (Unaudited) For the Six Months Ended February 28, 2026
Long Pond Real Estate Select ETF
Investment Income
Dividend income	$1,458,711
Interest income	4,165
Total Investment Income	1,462,876

Expenses
Advisory fees	461,755
Total Expenses	461,755
Net Investment Income (Loss)	1,001,121

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(2,812,985)
In-kind redemptions	5,728,992
Foreign currency transactions	683
2,916,690
Net Change in Unrealized Gain (Loss) on:
Investments	6,209,880
Foreign currency translations	12,487
6,222,367
Net Realized and Unrealized Gain (Loss) on Investments	9,139,057
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,140,178

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Long Pond Real Estate Select ETF
	Six Months Ended February 28, 2026 (Unaudited)	Period Ended August 31, 2025(a)
Operations
Net investment income (loss)	$1,001,121	$73,104
Net realized gain (loss) on investments	2,916,690	1,693,615
Net change in unrealized gain (loss) on investments	6,222,367	1,505,286
Net Increase (Decrease) in Net Assets Resulting From Operations	10,140,178	3,272,005

Distributions to Shareholders	(658,147)	(48,685)

Capital Share Transactions
Proceeds from shares sold	138,857,929	63,840,353
Cost of shares redeemed	(60,698,024)	(16,494,645)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	78,159,905	47,345,708
Net Increase (Decrease) in Net Assets	87,641,936	50,569,028

Net Assets
Beginning of period	$50,569,028	$—
End of period	$138,210,964	$50,569,028

Change in Share Transactions
Shares sold	5,190,000	2,540,000
Shares redeemed	(2,220,000)	(640,000)
Net Increase (Decrease) in Shares Outstanding	2,970,000	1,900,000

(a)  For the period April 3, 2025 (commencement of operations) to August 31, 2025.

See accompanying Notes to Financial Statements.

Long Pond Real Estate Select ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended February 28, 2026 (Unaudited)	Period Ended August 31, 2025(a)
Net asset value, beginning of period	$26.62	$23.64

Investment operations:
Net investment income (loss)(b)	0.29	0.08
Net realized and unrealized gain (loss) on investments	1.64	2.97
Total from investment operations	1.93	3.05

Distributions to shareholders from:
Net investment income	(0.17)	(0.07)
Total distributions	(0.17)	(0.07)

Net asset value, end of period	$28.38	$26.62
Net Asset Value, Total Return	7.30%(c)	12.94%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$138,211	$50,569
Ratios to Average Net Assets:
Expenses	1.00%(d)	1.00%(d)
Net investment income (loss)	2.16%(d)	0.77%(d)
Portfolio turnover rate(e)	119%(c)	85%(c)

(a)  For the period April 3, 2025 (commencement of operations) to August 31, 2025.

(b)  Per share amounts calculated using average shares method.

(c)   Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) February 28, 2026

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein are for the Long Pond Real Estate Select ETF (the “Fund”).

The Fund is classified as a non-diversified investment company under the 1940 Act.

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund seeks to provide total return. The Fund seeks to achieve its investment objective by investing in companies that are involved in the greater real estate economy (“Real Estate Select”) which refers to the interrelated sectors and industries that derive at least 50% of their revenue from real estate related activities (such as leasing, renting, management, construction, financing or sale); are organized as real estate investment trusts (“REITs”) or REIT-like entities such as a real estate operating company (“REOCs”); or that provide goods and services to real estate industry participants; (collectively, “Real Estate Select Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Real Estate Select Companies. The Fund commenced operations on April 3, 2025.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) February 28, 2026

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)    Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) February 28, 2026

Pursuant to the Valuation Procedures noted previously, equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of February 28, 2026, for the Fund based upon the three levels defined above:

Long Pond Real Estate Select ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$138,080,376	$—	$—	$138,080,376
Total	$138,080,376	$—	$—	$138,080,376

* See Schedule of Investments for additional detailed categorizations.

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(f)     Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) February 28, 2026

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of February 28, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(g)    Distributions to Shareholders

The Fund distributes its net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) February 28, 2026

accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all the expenses of the Fund (except Excluded Expenses) and to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund with Long Pond Capital, LP (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Fund and continuously reviews and administers the investment program of the Fund, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the fee the Adviser receives from the Fund, which is calculated daily and paid monthly.

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investments Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales
Long Pond Real Estate Select ETF	$108,377,670	$110,046,222

Purchases and sales of in-kind transactions for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales
Long Pond Real Estate Select ETF	$137,321,590	$57,078,343

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) February 28, 2026

5.     Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) February 28, 2026

redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Non-Diversification Risk. The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Real Estate Sector Risk. Real estate companies include REITs and other companies involved in the operation and development of commercial, residential and industrial real estate. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real estate companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor management, or other factors that affect companies in general.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) February 28, 2026

7.     Federal Income Taxes

As of the tax period ended August 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Long Pond Real Estate Select ETF	$19,475	$—	$(133,827)	$1,233,314	$1,118,962

At February 28, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Long Pond Real Estate Select ETF	$130,365,769	$8,172,648	$(458,041)	$7,714,607

As of the tax period ended August 31, 2025, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Long Pond Real Estate Select ETF	$133,827	$—	$133,827

8.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9.     Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) February 28, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Continuance of Investment Advisory and Sub-Advisory Agreements with respect to LPRE

At a meeting held on September 24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the Long Pond Real Estate Select ETF (“LPRE”) (the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund; and

•        the sub-advisory agreement between ETC and Long Pond Capital, LP (“Long Pond”) pursuant to which Long Pond provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Long Pond are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act requires the Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Long Pond and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC provided an overview of ETC’s and Long Pond’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Long Pond. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussions before and during the Meeting, including the discussions the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Long Pond to the Fund; (ii) the Fund’s performance; (iii) ETC’s and Long Pond’s costs of and profits realized from providing advisory and sub-advisory services to the Fund,

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) (Continued) February 28, 2026

including any fall-out benefits to ETC and Long Pond or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Long Pond’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Long Pond including regular review of Long Pond’s performance and monitoring the purchase and sale of securities by Long Pond; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund; and (ii) subject to the supervision of ETC and oversight of the Board, Long Pond’s responsibilities include developing, implementing, and maintaining the Fund’s investment program; portfolio management; trading portfolio securities and other investment instruments on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; overseeing general portfolio compliance with relevant law; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board noted that it had been provided with ETC’s and Long Pond’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Long Pond’s investment personnel, the quality of ETC’s and Long Pond’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Long Pond’s experience working with ETFs, including the Fund, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust. The Board also considered the pending organizational changes at ETC. The Board noted no other material changes to ETC’s staffing, management, or overall condition over the past year.

The Board also considered other services provided to the Fund by ETC, including its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC and Long Pond.

Performance. The Board observed that LPRE commenced operations on April 3, 2025 and does not have peer-relative performance information reflected in the ISS or Morningstar reports. The Board further observed that the Fund underperformed its benchmark (S&P 500 Index) since inception through June 30, 2025. The Board considered that the Fund had generated positive returns so far, does not yet have sufficient operating history to fully measure its relative performance.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by the Fund to ETC and the sub-advisory fees paid by ETC to Long Pond under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) (Continued) February 28, 2026

The Board noted that the advisory fee for LPRE was higher than the median of advisory fees paid by its peer funds and the highest among its peers. The Board noted the numerous discussions with ETC and Long Pond and requests that they provide the Board with additional information regarding the unitary fee and that the unitary fee eventually approved by the Board was in part a product of those discussions. The Board considered the expertise of the Long Pond staff and the expected operational costs incurred by Long Pond in providing sub-advisory services to the Long Pond ETF. The Board was presented with information about the complexities of the public real estate market and noted the rigorous and granular research and analytical process Long Pond undergoes when considering portfolio investments in this market including the underlying holdings of REITS and other public real estate funds. The Board also considered as a relevant, but not primary factor, the fees charged by private accounts of Long Pond relative to the proposed fees of the Long Pond ETF, noting that while the Long Pond ETF’s proposed fee is lower than that assessed on the private accounts, it remained high in the context of comparison to other ETFs. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as underlying investment company fees, brokerage commissions, taxes, and interest.

The Board noted that, under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while Long Pond has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Long Pond. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Long Pond given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Long Pond in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Long Pond from its relationship with the Fund, and reviewed profitability information from ETC and Long Pond with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Other Benefits. The Board considered other direct and indirect benefits that could be realized by ETC and Long Pond from their respective relationships with the Fund. The Board considered that ETC and Long Pond do not utilize soft dollars with respect to the Fund. The Board considered that ETC and Long Pond receive some form of reputational benefits from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Board concluded that the additional benefits ETC and Long Pond receive from their respective relationships with the Fund are reasonable and appropriate.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Long Pond Capital, LP

527 Madison Avenue, 15th Floor

New York, New York 10022

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   844-660-9955

•   https://www.longpondetf.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Exchange Traded Concepts Trust

By	(Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date:	April 22, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date:	April 22, 2026	Principal Executive Officer/President

By	(Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date:	April 22, 2026	Principal Financial Officer/Treasurer